S000060155 [Member] Expense Example - Alternative Strategies Fund - Alternative Strategies Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 364
Expense Example, with Redemption, 3 Years	1,302
Expense Example, with Redemption, 5 Years	2,248
Expense Example, with Redemption, 10 Years	$ 4,645